REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2015	$ 3,066
2016	3,066
2017	3,066
2018	3,066
2019 and thereafter	146,454
Estimated amortization expenses	$ 158,718